UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-03741

Name of Registrant:	Putnam New York Tax Exempt Income Fund

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	Robert T. Burns
Putnam New York Tax Exempt Income Fund
One Post Office Square
Boston, Massachusetts 02109

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	11/30

Date of reporting period:	07/01/2016 - 06/30/2017

Registrant:	Putnam New York Tax Exempt Income Fund
Fund Name:	Putnam New York Tax Exempt Income Fund
Date of Fiscal Year End:	11/30

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 745181N52	03/30/2017		Take No Action
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	TNA	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 74529JNW1	03/30/2017		Take No Action
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	TNA	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 16876QBE8	03/30/2017		Take No Action
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	TNA	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 16876QBG3	11/30/2016		Take No Action
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	TNA	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 745181N52	11/30/2016		Take No Action
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	TNA	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 74529JAN5	11/30/2016		Take No Action
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	TNA	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 16876QBF5	11/30/2016		Take No Action
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	TNA	N/A

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam New York Tax Exempt Income Fund

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 16, 2017